Income Taxes (Tables)	12 Months Ended
Jun. 30, 2023
Income Tax [Abstract]
Schedule of Reconciliation of the Statutory Tax Rate to the Effective Tax Rate	Below is a reconciliation of the statutory tax rate to the effective tax rate of continuing operations:
	For the Years Ended June 30,
	2023	2022	2021
PRC statutory income tax rate	25%	25%	25%
Effect of different tax rates available to different jurisdictions	(5.7)%	(12.5)%	(14.8)%
Effect of non-deductible expenses	(28.2)%	(0.0)%	(0.0)%
Effect of change in valuation allowance and others	8.9%	(12.5)%	(10.2)%
	0%	$0%	$0%

Schedule of Deferred Tax Assets	Deferred tax assets as of June 30, 2023 and 2022 consist of the following:
	June 30, 2023	June 30, 2022
Net operating loss carrying forward	$14,753,671	$6,123,858
Less: valuation allowance	(14,753,671)	(6,123,858)
Total Assets	$-	$-